Earnings Per Share (Narrative) (Details) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Stock options excluded from computation of earnings per share	358	1,400	1,300
Issuance of Notes that may impact future diluted earnings per share	$ 200,000,000